BUSINESS COMBINATIONS AND DISPOSITION - Purchase price consideration (Details) - USD ($)			12 Months Ended
	Dec. 30, 2022	May 18, 2021	Dec. 31, 2022
Harper & Jones
BUSINESS COMBINATIONS AND DISPOSITION
Cash		$ 500,000
Common stock		8,025,542
Contingent consideration		3,421,516
Purchase price consideration		$ 11,947,058
2022 Acquisition
BUSINESS COMBINATIONS AND DISPOSITION
Cash	$ 7,500,000		$ 7,500,000
Common stock	1,000,000.0		1,000,000
Contingent consideration	5,500,000
Purchase price consideration	$ 14,000,000		14,000,000
Promissory note payable | 2022 Acquisition
BUSINESS COMBINATIONS AND DISPOSITION
Contingent consideration			$ 5,500,000